Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA 94104
May 5, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Capital Trust (File Nos. 333-158246 and 811-7704) Schwab Monthly Income Fund-Enhanced Payout Post-Effective Amendment No. 1
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus/Information Statement and Statement of Additional Information, dated April 30, 2009, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the Prospectus/Information Statement and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,
/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel
Charles Schwab Investment Management, Inc.